Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Compensation of Key Management Personnel	A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2022	2021
Short-term employee benefits	$73	$65
Post-employment benefits	6	5
Share-based payments	73	57
Termination benefits	–	–
Other long-term benefits	3	2
Total	$155	$129